Parnassus Growth Equity Fund

Portfolio of Investments as of September 30, 2025 (unaudited)

		$
Equities	Shares	Market Value ($)

Aerospace & Defense (1.5%)

StandardAero Inc.[q]	41,463		1,131,525

Biotechnology (4.5%)

Insmed Inc.[q]	8,043		1,158,272

Natera Inc.[q]	6,740		1,084,938

Vertex Pharmaceuticals Inc.[q]	2,800		1,096,592

			3,339,802

Capital Markets (3.4%)

Ares Management Corp., Class A	7,961		1,272,884

S&P Global Inc.	2,536		1,234,296

			2,507,180

Chemicals (2.2%)

Linde plc	2,020		959,500

The Sherwin-Williams Co.	2,010		695,983

			1,655,483

Diversified Financial Services (3.8%)

Visa Inc., Class A	8,258		2,819,116

Electrical Equipment (2.2%)

GE Vernova Inc.	2,648		1,628,255

Entertainment (2.0%)

Netflix Inc.[q]	1,267		1,519,032

Food & Staples Retailing (1.5%)

Costco Wholesale Corp.	1,233		1,141,302

Health Care Equipment & Supplies (5.0%)

Boston Scientific Corp.[q]	15,390		1,502,526

Insulet Corp.[q]	3,421		1,056,165

Intuitive Surgical Inc.[q]	2,572		1,150,275

			3,708,966

Hotels, Restaurants & Leisure (3.4%)

Chipotle Mexican Grill Inc., Class Aq	22,843		895,217

DoorDash Inc., Class Aq	6,040		1,642,820

			2,538,037

Insurance (1.7%)

Brown & Brown Inc.	13,684		1,283,422

Interactive Media & Services (5.9%)

Alphabet Inc., Class A	18,053		4,388,684

IT Services (1.5%)

Cloudflare Inc., Class Aq	5,196		1,115,010

Life Sciences Tools & Services (1.0%)

Thermo Fisher Scientific Inc.	1,497	726,075

Multiline Retail (6.3%)

Amazon.com Inc.[q]	15,593	3,423,755

MercadoLibre Inc.[q]	556	1,299,339

		4,723,094

Pharmaceuticals (2.6%)

Eli Lilly & Co.	2,538	1,936,494

Semiconductors & Semiconductor Equipment (23.2%)

Advanced Micro Devices Inc.[q]	7,222	1,168,447

Applied Materials Inc.	7,759	1,588,578

ASML Holding NV	1,975	1,911,978

Broadcom Inc.	10,257	3,383,887

NVIDIA Corp.	38,061	7,101,421

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	8,099	2,261,970

		17,416,281

Software (21.7%)

Appfolio Inc., Class Aq	6,810	1,877,244

Atlassian Corp., Class Aq	4,387	700,604

Datadog Inc., Class Aq	5,757	819,797

Microsoft Corp.	14,091	7,298,433

PTC Inc.[q]	7,337	1,489,558

Salesforce Inc.	6,798	1,611,126

Synopsys Inc.[q]	1,869	922,146

Workday Inc., Class Aq	6,479	1,559,690

		16,278,598

Technology Hardware, Storage & Peripherals (4.1%)

Apple Inc.	11,874	3,023,477

Trading Companies & Distributors (1.7%)

Ferguson Enterprises Inc.	5,700	1,280,106

Total investment in equities (99.2%)

(cost $57,217,935)		74,159,939

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Time Deposits (0.8%)

JPMorgan Chase, New York	3.44%	10/01/2025	598,090	598,090

Total short-term securities (0.8%)

(cost $598,090)				598,090

Total securities (100.0%)

(cost $57,816,025)				74,758,029

Other assets and liabilities (0.0%)				(14,248)

Total net assets (100.0%)				74,743,781

q	This security is non-income producing.

plc	Public Limited Company

NV	Naamloze Vennootschap

ADR	American Depositary Receipt